Financial debt	6 Months Ended
Jun. 30, 2023
Financial debt
Financial debt

5) Financial debt

The Company has not issued any new senior bond during the first six months of 2023.

The Company reimbursed two senior bonds during the first six months of 2023:

-	Bond 2.700% issued by TotalEnergies Capital International in 2012 and maturing in January 2023 ($1,000 million);
-	Bond 2.125% issued by TotalEnergies Capital International in 2012 (€500 million) and tapped in 2013 (€250 million) forming a single series (€750 million) and maturing in March 2023.

In addition, the $8 billion credit line, put in place in March 2022, has not been extended and therefore ended in March 2023.